Variable - Interest Entities - Additional Information (Detail) (Variable Interest Entity, Primary Beneficiary, USD $)	1 Months Ended			12 Months Ended
	Dec. 13, 2011 T2CN Holding Limited	Dec. 31, 2010 T2CN Holding Limited	Jul. 01, 2010 T2CN Holding Limited	Dec. 31, 2012 Ultra Internet Media, SA	Dec. 31, 2009 Ultra Internet Media, SA
Variable Interest Entity [Line Items]
Percentage of ownership interest purchased	67.09%	67.09%			100.00%
Business acquisition, cash paid				$ 400,000
Business acquisition, adjustment to additional paid-in capital				178,000
Business acquisition, adjustment to noncontrolling interest				(578,000)
Net Asset (Liabilities)			2,500,000
Total Assets			20,900,000
Total Liabilities			$ 18,400,000